Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings per share
13. Earnings per share
All of the Company’s shares (including non-vested restricted stock issued under the Company’s equity compensation plans) participate equally in dividend distributions and in undistributed earnings.
The Company applies the two-class method of computing earnings per share (EPS) as the unvested share- based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested restricted stock as well as undistributed earnings allocated to non-vested stock are deducted from net income for the purpose of the computation of basic earnings per share in accordance with the two-class method. The denominator of the basic earnings per common share excludes any non-vested shares as such they are not considered outstanding until the time-based vesting restriction has elapsed.
For purposes of calculating diluted earnings per share, dividends declared during the period for non-vested restricted stock and undistributed earnings allocated to non-vested stock are not deducted from net income as reported since such calculation assumes non-vested restricted stock is fully vested from the grant date.
The Company calculates basic and diluted earnings per share as follows:

	2022		2023		2024
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income	34,253,365	34,253,365	51,936,829	51,936,829	69,862,177	69,862,177
Less: Undistributed earnings allocated to non-vested shares	216,168	216,168	813,111	811,596	2,701,759	2,694,694

Net income attributable to common shareholders	34,037,197	34,037,197	51,123,689	51,125,233	67,160,418	67,167,483

Denominator
Weighted average number of shares, basic	37,961,560	37,961,560	37,166,449	37,166,449	35,237,059	35,237,059

Effect of dilutive shares	—	113	—	70,502	—	96,101

Weighted average number of shares, basic	37,961,560	37,961,673	37,166,449	37,236,951	35,237,059	35,333,160

Earnings per share	0.90	0.90	1.38	1.37	1.91	1.90

For 2022, 2023 and 2024 the most dilutive method was the two-class method and the diluted earnings per share reflects the potential dilution of the unexercised options to acquire common shares (Note 12) calculated using the treasury stock method which resulted in 113 incremental shares, 70,502 incremental shares and 96,101 incremental shares, respectively. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested restricted share awards (Note 12) calculated using the treasury stock method.